STOCK-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock based compensation	$ 1,242,362	$ 717,163	$ 3,482,767
Stock based compensation	(1,242,362)	(717,163)	(3,482,767)
Price Appreciation Certificates [Member]
Stock based compensation	1,049,965	599,784	3,152,249
Stock based compensation	(1,049,965)	(599,784)	(3,152,249)
Options issued to outside directors and consultants
Stock based compensation	94,997	59,979	139,268
Stock based compensation	(94,997)	(59,979)	(139,268)
Common stock issued for services
Stock based compensation	97,400	57,400	191,250
Stock based compensation	$ (97,400)	$ (57,400)	$ (191,250)